UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10543

Name of Fund: BlackRock Core Bond Trust (BHK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Core Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2015 (Unaudited)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities — 14.0%
ALM VI Ltd., Series 2012-6A, Class B2R, 3.12%, 7/15/26 (a)(b)	USD	1,000	$980,300
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class C, 3.44%, 10/08/17		186	186,518
AMMC CLO IX Ltd., Series 2011-9A, Class D, 4.82%, 1/15/22 (a)(b)		2,000	1,999,820
Apidos CDO, Series 2012-9AR, Class DR, 4.22%, 7/15/23 (a)(b)		1,400	1,360,800
Apidos CDO XI, Series 2012-11A, Class D, 4.57%, 1/17/23 (a)(b)		1,200	1,174,570
Apidos CLO XIX, Series 2014-19A, Class D, 4.07%, 10/17/26 (a)(b)		1,000	929,300
Ares CLO Ltd., Series 2014-32A, Class C, 4.56%, 11/15/25 (a)(b)		1,250	1,193,875
Ares XXIII CLO Ltd., Series 2012-1AR (a)(b):
Class CR, 3.52%, 4/19/23		4,000	4,033,197
Class DR, 4.47%, 4/19/23		3,000	2,972,380
Atrium CDO Corp., Series 9A, Class D, 3.91%, 2/28/24 (a)		1,500	1,416,645
Babson CLO Ltd. (a):
Series 2012-1X, Class B, 2.82%, 4/15/22		1,000	984,559
Series 2014-3A, Class C1, 3.32%, 1/15/26 (b)		2,000	1,967,000
Series 2014-3A, Class D1, 3.82%, 1/15/26 (b)		1,500	1,346,250
Battalion CLO VII Ltd., Series 2014-7A, Class C, 4.22%, 10/17/26 (a)(b)		2,000	1,854,159
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class C, 3.57%, 1/20/26 (a)(b)		1,000	896,541
Bowman Park CLO Ltd., Series 2014-1A, Class D2, 4.33%, 11/23/25 (a)(b)		3,000	2,856,665
CarMax Auto Owner Trust, Series 2012-1:
Class B, 1.76%, 8/15/17		420	420,760
Class C, 2.20%, 10/16/17		250	250,681
Class D, 3.09%, 8/15/18		315	316,343
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		2,210	2,289,843
CIFC Funding Ltd. (a)(b):
Series 2012-1AR, Class B1R, 4.46%, 8/14/24		1,500	1,472,195
Series 2013-IA, Class B, 3.13%, 4/16/25		1,000	963,005
Series 2014-4A, Class D, 3.72%, 10/17/26		2,000	1,817,136

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
CIFC Funding Ltd. (a)(b) (continued):
Series 2014-5A, Class C, 3.67%, 1/17/27	USD	555	$541,860
Series 2015-1A, Class C, 3.32%, 1/22/27		1,000	981,155
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, 0.37%, 1/25/37 (a)		642	613,356
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)		3,955	3,979,801
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.12%, 10/15/26 (a)(b)		2,000	1,935,113
Ford Credit Floorplan Master Owner Trust, Series 2012-2:
Class B, 2.32%, 1/15/19		490	495,572
Class C, 2.86%, 1/15/19		210	212,225
Class D, 3.50%, 1/15/19		400	407,916
Galaxy XV CLO Ltd., Series 2013-15A, Class C, 2.92%, 4/15/25 (a)(b)		1,000	958,356
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 3.79%, 10/29/26 (a)(b)		1,000	928,729
Highbridge Loan Management Ltd., Series 5A-2015, Class C1, 3.52%, 1/29/26 (a)(b)		4,000	3,880,000
Limerock CLO III LLC, Series 2014-3A, Class C, 3.89%, 10/20/26 (a)(b)		3,750	3,395,357
Madison Park Funding IX Ltd., Series 2012-9AR, Class DR, 4.21%, 8/15/22 (a)(b)		1,200	1,165,926
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.57%, 1/27/26 (a)(b)		1,800	1,795,621
Nelnet Student Loan Trust, Series 2006-1, Class A5, 0.49%, 8/23/27 (a)		1,050	1,024,211
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 4.11%, 11/14/25 (a)(b)		2,250	2,092,530
Oaktree EIF II Series A1 Ltd., Series 2015-B1A, Class C, 3.46%, 2/15/26 (a)(b)		1,000	976,378
Oaktree EIF II Series A2 Ltd., Series 2014-A2, Class C, 3.56%, 11/15/25 (a)(b)		2,250	2,174,765
Octagon Investment Partners XX Ltd., Series 2014-1A (a)(b):
Class C, 3.16%, 8/12/26		750	724,013
Class D, 4.01%, 8/12/26		1,000	925,216

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.01%, 11/14/26 (a)	USD	2,000	$1,863,507
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class C1, 3.57%, 11/22/25 (a)(b)		2,000	1,963,637
OneMain Financial Issuance Trust (b):
Series 2015-1A, Class D, 6.63%, 3/18/26		5,575	5,698,375
Series 2015-2A, Class C, 4.32%, 7/18/25		5,000	4,872,850
Series 2015-2A, Class D, 5.64%, 7/18/25		2,500	2,454,200
OZLM Funding III Ltd., Series 2013-3A (a)(b):
Class B, 3.42%, 1/22/25		1,500	1,466,388
Class C, 4.22%, 1/22/25		500	477,657
OZLM VII Ltd., Series 2014-7A, Class C, 3.92%, 7/17/26 (a)(b)		470	432,452
OZLM VIII Ltd., Series 2014-8A, Class C, 3.82%, 10/17/26 (a)(b)		1,750	1,600,480
Regatta V Funding Ltd., Series 2014-1A, Class C, 3.77%, 10/25/26 (a)(b)		2,000	1,800,816
Santander Drive Auto Receivables Trust, Series 2012-1, Class C, 3.78%, 11/15/17		45	44,924
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 0.71%, 6/15/21 (a)		118	117,041
SLM Private Education Loan Trust, Series 2012-A, Class A1, 1.73%, 8/15/25 (a)(b)		194	193,866
SLM Student Loan Trust:
Series 2008-5, Class A3, 1.62%, 1/25/18 (a)		130	130,002
Series 2012-A, Class A2, 3.83%, 1/17/45 (b)		690	714,994
Series 2014-A, Class B, 3.50%, 11/15/44 (b)		500	484,890
Small Business Administration Participation Certificates, Series 1996-20K, Class 1, 6.95%, 11/01/16		18	18,210
SMB Private Education Loan Trust, Series 2015-C, Class C, 4.50%, 9/17/46 (b)		5,900	5,483,497
Sound Point CLO Ltd., Series 2014-3A, Class D, 3.92%, 1/23/27 (a)(b)		1,500	1,368,763

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
Steele Creek CLO Ltd., Series 2014-1A, Class C, 3.58%, 8/21/26 (a)(b)	USD	2,500	$2,464,125
Stewart Park CLO Ltd., Series 2015-1A, Class D, 3.77%, 4/15/26 (a)(b)		1,000	916,980
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 2/25/32		871	866,606
Symphony CLO Ltd., Series 2012-10AR, Class DR, 4.17%, 7/23/23 (a)(b)		1,000	975,105
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.92%, 7/28/21 (a)(b)		1,500	1,489,454
Venture XIX CLO Ltd., Series 2014-19A, Class C, 3.62%, 1/15/27 (a)(b)		555	550,160
Voya CLO Ltd. (a)(b):
Series 2012-2AR, Class CR, 3.27%, 10/15/22		1,500	1,483,935
Series 2014-3A, Class C, 3.92%, 7/25/26		1,750	1,566,387
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22		2,360	2,473,935

			106,863,878
Interest Only Asset-Backed Securities — 0.1%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)		3,804	263,879
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (b)		8,504	574,027

			837,906
Total Asset-Backed Securities — 14.1%			107,701,784

Corporate Bonds
Aerospace & Defense — 0.4%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (b)		220	164,450
Moog, Inc., 5.25%, 12/01/22 (b)		180	184,050
TransDigm, Inc., 6.00%, 7/15/22		1,210	1,188,825
United Technologies Corp., 6.13%, 7/15/38 (c)		1,450	1,789,033

			3,326,358

2	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value
Airlines — 2.5%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 9/15/24 (b)	USD	2,000	$1,940,000
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 7/15/24 (c)		4,088	4,359,198
Series 2013-2, Class B, 5.60%, 7/15/20 (b)		908	935,386
Series 2015-2, Class A, 4.00%, 9/22/27		1,500	1,511,250
Series 2015-2, Class AA, 3.60%, 9/22/27		1,500	1,524,375
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B, 6.00%, 7/12/20		671	703,118
Series 2012-3, Class C, 6.13%, 4/29/18		1,000	1,035,000
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 2/15/27		3,808	3,969,785
Series 2014-2, Class B, 4.63%, 3/03/24		2,750	2,750,000

			18,728,112
Auto Components — 0.7%
Goodyear Tire & Rubber Co., 6.50%, 3/01/21		650	686,361
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		182	182,000
4.88%, 3/15/19		160	160,000
6.00%, 8/01/20		1,671	1,719,041
5.88%, 2/01/22		1,578	1,602,664
Schaeffler Holding Finance BV, (6.75% Cash), 6.75%, 11/15/22 (b)(d)		550	595,375

			4,945,441
Automobiles — 0.9%
Ford Motor Co., 4.75%, 1/15/43 (c)		4,255	4,075,230
General Motors Co., 6.25%, 10/02/43		2,506	2,698,569

			6,773,799
Banks — 4.7%
Barclays Bank PLC, 7.63%, 11/21/22		3,500	3,955,000
Barclays PLC, 3.65%, 3/16/25		4,320	4,188,357
CIT Group, Inc.:
5.50%, 2/15/19 (b)		796	833,810

Corporate Bonds	Par (000)		Value
Banks (continued)
CIT Group, Inc. (continued):
5.38%, 5/15/20	USD	3,300	$3,481,500
Depfa ACS Bank, 5.13%, 3/16/37 (b)		7,925	9,810,445
HSBC Holdings PLC:
4.25%, 3/14/24 (c)		2,020	2,041,024
6.10%, 1/14/42		610	767,454
Rabobank Nederland (c):
3.88%, 2/08/22		2,780	2,939,461
3.95%, 11/09/22		3,000	3,030,339
Santander Holdings USA, Inc., 4.50%, 7/17/25		2,000	2,043,400
Wells Fargo & Co., 3.50%, 3/08/22 (c)		2,780	2,884,194

			35,974,984
Building Products — 0.2%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (b)		97	98,334
Building Materials Corp. of America, 6.00%, 10/15/25 (b)		523	539,343
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)		520	514,800
USG Corp., 9.75%, 1/15/18		500	561,250

			1,713,727
Capital Markets — 2.3%
CDP Financial, Inc., 5.60%, 11/25/39 (b)(c)		5,890	7,048,263
E*Trade Financial Corp., 5.38%, 11/15/22		480	507,600
Goldman Sachs Group, Inc., 3.75%, 5/22/25 (c)		8,965	9,086,843
Morgan Stanley, 4.00%, 7/23/25		905	939,649

			17,582,355
Chemicals — 0.8%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (b)		302	320,875
Dow Chemical Co., 4.13%, 11/15/21		700	739,228
Huntsman International LLC, 4.88%, 11/15/20		690	648,600
Methanex Corp., 3.25%, 12/15/19		4,148	3,987,169
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20		322	335,975
Platform Specialty Products Corp., 6.50%, 2/01/22 (b)		51	44,370

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Chemicals (continued)
PSPC Escrow II Corp., 10.38%, 5/01/21 (b)	USD	37	$37,740

			6,113,957
Commercial Services & Supplies — 1.0%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		491	508,185
Aviation Capital Group Corp. (b):
4.63%, 1/31/18		1,300	1,335,750
7.13%, 10/15/20		1,800	2,074,500
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)		325	284,375
Iron Mountain, Inc., 6.00%, 10/01/20 (b)		215	225,535
Mobile Mini, Inc., 7.88%, 12/01/20		1,640	1,697,400
United Rentals North America, Inc.:
7.38%, 5/15/20		770	813,312
7.63%, 4/15/22		907	975,025

			7,914,082
Communications Equipment — 0.2%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		590	604,750
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (b)		340	325,550
Nokia OYJ, 6.63%, 5/15/39		135	140,231
Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/01/23 (b)		775	745,938

			1,816,469
Construction & Engineering — 0.6%
ABB Finance USA, Inc., 4.38%, 5/08/42		386	387,374
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		192	174,240
ITR Concession Co. LLC, 4.20%, 7/15/25 (b)		4,000	4,005,060
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		335	338,350

			4,905,024
Construction Materials — 0.6%
American Tire Distributors, Inc., 10.25%, 3/01/22 (b)		390	383,175
Beacon Roofing Supply, Inc., 6.38%, 10/01/23 (b)		53	55,253
HD Supply, Inc.:
7.50%, 7/15/20		3,088	3,257,840
5.25%, 12/15/21 (b)		170	176,587

Corporate Bonds		Par (000)	Value
Construction Materials (continued)
Lafarge SA, 7.13%, 7/15/36	USD	270	$316,951

			4,189,806
Consumer Finance — 2.3%
Ally Financial, Inc.:
5.50%, 2/15/17		3,000	3,086,250
6.25%, 12/01/17		320	337,600
8.00%, 3/15/20		900	1,045,080
8.00%, 11/01/31		600	715,500
Capital One Financial Corp., 4.75%, 7/15/21 (c)		1,935	2,103,163
Corivas Campus Living USG LLC, 5.30%, 7/01/50		5,700	5,665,230
Ford Motor Credit Co. LLC:
8.13%, 1/15/20		1,530	1,815,668
4.25%, 9/20/22		1,600	1,660,451
SLM Corp., 6.25%, 1/25/16		1,312	1,315,280

			17,744,222
Containers & Packaging — 0.2%
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		182	188,143
Sealed Air Corp. (b):
6.50%, 12/01/20		480	532,800
4.88%, 12/01/22		55	55,825
Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (b)		820	850,750

			1,627,518
Diversified Consumer Services — 0.1%
Service Corp. International, 4.50%, 11/15/20		410	415,638
Diversified Financial Services — 5.7%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20		435	446,962
5.00%, 10/01/21		170	176,375
Aircastle Ltd., 6.25%, 12/01/19		1,413	1,526,040
Bank of America Corp. (c):
5.63%, 7/01/20		2,200	2,471,977
3.30%, 1/11/23		10,000	9,992,120
Series L, 3.95%, 4/21/25		2,475	2,444,679
FMR LLC, 4.95%, 2/01/33 (b)(c)		2,300	2,424,961
General Electric Capital Corp.:
6.75%, 3/15/32 (c)		2,500	3,278,507
6.15%, 8/07/37 (c)		2,150	2,723,113
6.88%, 1/10/39		135	184,859
General Motors Financial Co., Inc., 4.25%, 5/15/23		807	810,331
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23		470	486,364

4	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
International Lease Finance Corp., 8.25%, 12/15/20	USD	150	$178,875
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		595	576,406
Moody’s Corp., 4.50%, 9/01/22 (c)		1,800	1,917,382
MSCI, Inc., 5.75%, 8/15/25 (b)		125	129,688
Northern Trust Corp., 3.95%, 10/30/25 (c)		8,000	8,413,088
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19		1,120	1,163,400
5.75%, 10/15/20		1,824	1,869,600
6.88%, 2/15/21		1,935	2,002,725
8.25%, 2/15/21		176	176,440

			43,393,892
Diversified Telecommunication Services — 3.1%
AT&T, Inc., 4.75%, 5/15/46 (c)		2,710	2,538,587
CenturyLink, Inc.:
6.45%, 6/15/21		80	78,042
Series V, 5.63%, 4/01/20		200	198,250
Frontier Communications Corp.:
7.63%, 4/15/24		100	84,500
6.88%, 1/15/25		165	135,300
11.00%, 9/15/25 (b)		527	516,460
Level 3 Financing, Inc.:
8.63%, 7/15/20		1,230	1,293,038
5.63%, 2/01/23		710	715,325
5.13%, 5/01/23 (b)		40	39,700
5.38%, 1/15/24 (b)		165	165,206
Telecom Italia Capital SA, 6.00%, 9/30/34		470	441,809
Verizon Communications, Inc. (c):
3.50%, 11/01/21		1,000	1,027,255
6.40%, 2/15/38		6,879	8,007,940
6.55%, 9/15/43		6,751	8,140,498
Windstream Corp.:
7.88%, 11/01/17		200	208,500
7.75%, 10/15/20		100	84,000
6.38%, 8/01/23		20	14,850

			23,689,260
Electric Utilities — 6.0%
Berkshire Hathaway Energy Co., 6.50%, 9/15/37 (c)		5,515	6,828,960
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	461,400
CMS Energy Corp., 5.05%, 3/15/22 (c)		1,832	2,008,869
ComEd Financing III, 6.35%, 3/15/33		300	311,026
Duke Energy Carolinas LLC:
6.10%, 6/01/37		640	780,781

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
Duke Energy Carolinas LLC (continued):
6.00%, 1/15/38 (c)	USD	1,675	$2,084,477
4.25%, 12/15/41 (c)		750	750,482
Duke Energy Florida LLC, 6.40%, 6/15/38 (c)		770	996,359
E.ON International Finance BV, 6.65%, 4/30/38 (b)		3,100	3,491,022
Electricite de France SA, 5.60%, 1/27/40 (b)(c)		2,800	2,997,000
Exelon Corp., 3.95%, 6/15/25		3,500	3,545,927
Florida Power Corp., 6.35%, 9/15/37		2,775	3,584,143
Jersey Central Power & Light Co., 7.35%, 2/01/19		490	551,275
Ohio Power Co., Series D, 6.60%, 3/01/33 (c)		3,000	3,655,386
PacifiCorp, 6.25%, 10/15/37 (c)		1,225	1,536,675
Public Service Co. of Colorado, Series 17, 6.25%, 9/01/37		2,550	3,297,772
Southern California Edison Co. (c):
5.63%, 2/01/36		1,300	1,530,123
Series A, 5.95%, 2/01/38		2,175	2,683,630
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37 (c)		3,920	4,826,923

			45,922,230
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp., 5.00%, 9/01/23		780	783,900
Energy Equipment & Services — 0.9%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		940	432,400
Enterprise Products Operating LLC, 6.13%, 10/15/39 (c)		1,400	1,434,858
EOG Resources, Inc., 2.63%, 3/15/23		3,800	3,692,597
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		142	129,220
6.75%, 8/01/22		65	60,450
GrafTech International Ltd., 6.38%, 11/15/20		1,160	556,800
Peabody Energy Corp., 6.00%, 11/15/18		2,507	579,869

			6,886,194
Food & Staples Retailing — 0.1%
Rite Aid Corp.:
6.75%, 6/15/21		258	274,770
6.13%, 4/01/23 (b)		195	206,700

			481,470

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Food Products — 0.2%
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)	USD	395	$416,844
Post Holdings, Inc. (b):
7.75%, 3/15/24		308	319,550
8.00%, 7/15/25		162	169,695
Smithfield Foods, Inc., 5.88%, 8/01/21 (b)		338	348,985
WhiteWave Foods Co., 5.38%, 10/01/22		119	126,586

			1,381,660
Health Care Equipment & Supplies — 0.2%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (b)		185	151,238
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)		850	765,000
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.63%, 10/15/23 (b)		199	171,637
Teleflex, Inc., 5.25%, 6/15/24		170	170,425

			1,258,300
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc., 5.63%, 2/15/23		125	122,500
Alere, Inc., 7.25%, 7/01/18		650	672,042
Amsurg Corp., 5.63%, 7/15/22		680	668,100
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		800	816,000
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		860	857,850
HCA, Inc.:
3.75%, 3/15/19		264	266,640
6.50%, 2/15/20		4,322	4,781,212
4.75%, 5/01/23		2,322	2,304,585
HealthSouth Corp.:
5.75%, 11/01/24		349	336,785
5.75%, 11/01/24 (b)		122	117,730
5.75%, 9/15/25 (b)		181	173,308
Hologic, Inc., 5.25%, 7/15/22 (b)		580	603,200
Tenet Healthcare Corp.:
6.25%, 11/01/18		1,609	1,697,495
6.00%, 10/01/20		324	344,250
4.50%, 4/01/21		766	756,425
4.38%, 10/01/21		436	428,370
8.13%, 4/01/22		2,317	2,309,759
UnitedHealth Group, Inc., 3.75%, 7/15/25		1,375	1,425,887

			18,682,138
Hotels, Restaurants & Leisure — 2.5%
Boyd Gaming Corp., 6.88%, 5/15/23		730	763,763

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20	USD	2,120	$2,056,400
Jarden Corp., 5.00%, 11/15/23 (b)		89	91,325
MGM Resorts International, 6.00%, 3/15/23		295	292,234
New Red Finance, Inc., 6.00%, 4/01/22 (b)		380	394,250
Pinnacle Entertainment, Inc., 6.38%, 8/01/21		400	424,000
Sabre GLBL, Inc., 5.25%, 11/15/23 (b)		85	83,725
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		164	167,887
Station Casinos LLC, 7.50%, 3/01/21		570	604,200
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	2,958	4,610,842
Series A4, 5.66%, 6/30/27		1,168	1,753,996
Series M, 7.40%, 3/28/24		3,000	4,599,626
Series N, 6.46%, 3/30/32		2,390	3,072,239

			18,914,487
Household Durables — 0.7%
Beazer Homes USA, Inc.:
6.63%, 4/15/18	USD	580	590,150
7.50%, 9/15/21		141	135,008
DR Horton, Inc., 4.00%, 2/15/20		340	345,610
Lennar Corp.:
4.75%, 11/15/22		430	428,925
4.88%, 12/15/23		145	145,000
Project Homestake Merger Co., 8.88%, 3/01/23 (b)		370	351,962
Standard Pacific Corp., 10.75%, 9/15/16		2,100	2,236,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		371	371,927
TRI Pointe Holdings, Inc.:
4.38%, 6/15/19		210	208,425
5.88%, 6/15/24		290	287,825

			5,101,332
Household Products — 0.1%
Spectrum Brands, Inc.:
6.38%, 11/15/20		400	428,000
6.63%, 11/15/22		550	587,125

			1,015,125
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.:
6.00%, 1/15/22 (b)		274	284,275

6	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value
Independent Power and Renewable Electricity Producers (continued)
Calpine Corp. (continued):
5.88%, 1/15/24 (b)	USD	194	$200,305
5.50%, 2/01/24		620	575,825
5.75%, 1/15/25		105	98,306
Dynegy, Inc., 6.75%, 11/01/19		470	459,134
NRG Energy, Inc.:
6.25%, 7/15/22		137	126,725
6.63%, 3/15/23		16	14,720
6.25%, 5/01/24		276	249,780
NRG Yield Operating LLC, 5.38%, 8/15/24		150	136,428
QEP Resources, Inc., 5.25%, 5/01/23		73	65,152

			2,210,650
Industrial Conglomerates — 0.0%
Smiths Group PLC, 3.63%, 10/12/22 (b)		360	350,474
Insurance — 2.2%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25		1,495	1,475,299
American International Group, Inc., 3.75%, 7/10/25		3,380	3,384,668
AXA SA, 5.25%, 4/16/40 (a)	EUR	500	592,917
Five Corners Funding Trust, 4.42%, 11/15/23 (b)(c)	USD	2,050	2,155,206
Hartford Financial Services Group, Inc., 5.13%, 4/15/22		1,860	2,057,472
Liberty Mutual Group, Inc., 6.50%, 5/01/42 (b)(c)		2,000	2,340,274
Lincoln National Corp., 3.35%, 3/09/25 (c)		1,045	1,018,859
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (a)	EUR	400	505,678
Prudential Financial, Inc. (c):
5.90%, 3/17/36	USD	500	575,307
5.70%, 12/14/36		1,625	1,854,352
Trader Corp., 9.88%, 8/15/18 (b)		680	714,850

			16,674,882
Internet Software & Services — 0.1%
Blue Coat Holdings, Inc., 8.38%, 6/01/23 (b)		145	147,900
Equinix, Inc.:
4.88%, 4/01/20		173	177,325
5.88%, 1/15/26 (e)		235	238,525
Netflix, Inc., 5.75%, 3/01/24		250	258,125

			821,875
IT Services — 0.5%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		155	121,675

Corporate Bonds	Par (000)		Value
IT Services (continued)
First Data Corp. (b):
5.38%, 8/15/23	USD	511	$520,903
7.00%, 12/01/23		1,396	1,408,215
5.00%, 1/15/24		367	367,000
5.75%, 1/15/24		1,399	1,399,000

			3,816,793
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.20%, 10/01/22		500	484,104
Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (b)(c)		2,150	2,411,225
Media — 5.8%
21st Century Fox America, Inc., 7.63%, 11/30/28		385	489,794
Altice Financing SA, 6.63%, 2/15/23 (b)		610	605,041
Altice US Finance I Corp., 5.38%, 7/15/23 (b)		770	770,000
Altice US Finance SA, 7.75%, 7/15/25 (b)		360	345,600
AMC Networks, Inc., 4.75%, 12/15/22		686	681,712
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 5/01/27 (b)		770	764,225
CCO Safari II LLC, 4.91%, 7/23/25 (b)		4,000	4,060,900
CCOH Safari LLC, 5.75%, 2/15/26 (b)		558	560,790
Cinemark USA, Inc., 5.13%, 12/15/22		350	350,000
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22		4,980	4,894,212
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22 (c)		2,600	3,630,414
Comcast Corp. (c):
3.38%, 8/15/25		4,500	4,595,674
6.45%, 3/15/37		790	996,940
Cox Communications, Inc. (b):
6.95%, 6/01/38		1,000	997,014
8.38%, 3/01/39 (c)		3,475	3,913,437
CSC Holdings LLC, 5.25%, 6/01/24		70	59,325
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41		520	566,818
5.15%, 3/15/42		1,400	1,338,145
Discovery Communications LLC, 3.45%, 3/15/25		210	193,648

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015	7

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value
Media (continued)
DISH DBS Corp., 5.13%, 5/01/20	USD	870	$854,775
Gray Television, Inc., 7.50%, 10/01/20		506	524,975
iHeartCommunications, Inc.:
9.00%, 12/15/19		611	442,975
9.00%, 3/01/21		85	58,416
Inmarsat Finance PLC, 4.88%, 5/15/22 (b)		480	470,400
Intelsat Jackson Holdings SA, 5.50%, 8/01/23		700	521,500
Interpublic Group of Cos., Inc., 3.75%, 2/15/23		2,000	1,960,574
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		218	229,173
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)		340	345,950
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		117	118,316
Neptune Finco Corp. (b):
10.13%, 1/15/23		300	313,500
6.63%, 10/15/25		312	323,310
10.88%, 10/15/25		273	288,698
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (b)		350	347,813
Numericable Group SA, 6.25%, 5/15/24 (b)		200	197,000
Sirius XM Radio, Inc., 4.25%, 5/15/20 (b)		893	897,465
TCI Communications, Inc., 7.88%, 2/15/26 (c)		610	831,028
Time Warner, Inc.:
3.60%, 7/15/25 (c)		2,500	2,476,312
6.10%, 7/15/40		830	918,412
Tribune Media Co., 5.88%, 7/15/22 (b)		54	54,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (b)		505	507,525
Univision Communications, Inc., 5.13%, 5/15/23 (b)		1,176	1,137,780
Ziggo Bond Finance BV, 5.88%, 1/15/25 (b)		460	432,400

			44,065,986
Metals & Mining — 1.6%
Alcoa, Inc., 5.40%, 4/15/21		2,900	2,918,125
Constellium NV (b):
8.00%, 1/15/23		650	559,000
5.75%, 5/15/24		250	187,500
Novelis, Inc., 8.75%, 12/15/20		7,958	7,739,155

Corporate Bonds	Par (000)		Value
Metals & Mining (continued)
Steel Dynamics, Inc.:
5.13%, 10/01/21	USD	380	$369,550
5.25%, 4/15/23		155	148,800
5.50%, 10/01/24		23	21,965
Teck Resources Ltd.:
3.00%, 3/01/19		114	76,736
5.20%, 3/01/42		77	35,613
5.40%, 2/01/43		34	15,640
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		501	395,790

			12,467,874
Multiline Retail — 0.6%
Dollar Tree Inc., 5.75%, 3/01/23 (b)		1,640	1,701,500
Dufry Finance SCA, 5.50%, 10/15/20 (b)		2,520	2,608,200

			4,309,700
Offshore Drilling & Other Services — 0.0%
Sensata Technologies BV, 5.00%, 10/01/25 (b)		370	349,650
Oil, Gas & Consumable Fuels — 2.9%
Antero Resources Finance Corp., 5.38%, 11/01/21		253	232,760
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		118	92,630
California Resources Corp., 5.50%, 9/15/21		490	294,000
Concho Resources, Inc., 5.50%, 4/01/23		430	419,250
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36 (c)		685	783,912
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22		110	94,050
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		440	447,700
Denbury Resources, Inc.:
6.38%, 8/15/21		17	10,880
5.50%, 5/01/22		95	58,900
4.63%, 7/15/23		627	363,660
Diamondback Energy, Inc., 7.63%, 10/01/21		420	446,250
KeySpan Gas East Corp., 5.82%, 4/01/41 (b)(c)		1,010	1,172,671
Linn Energy LLC/Linn Energy Finance Corp.:
8.63%, 4/15/20		5	1,275
12.00%, 12/15/20 (b)		140	86,100

8	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Linn Energy LLC/Linn Energy Finance Corp. (continued):
7.75%, 2/01/21	USD	169	$35,490
Marathon Petroleum Corp., 6.50%, 3/01/41 (c)		2,049	2,215,033
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23		485	430,437
MEG Energy Corp. (b):
6.50%, 3/15/21		560	481,600
7.00%, 3/31/24		880	745,800
Memorial Resource Development Corp., 5.88%, 7/01/22		550	512,875
MidAmerican Energy Co., 5.80%, 10/15/36 (c)		1,500	1,812,972
MidAmerican Energy Holdings Co., 5.95%, 5/15/37 (c)		1,750	2,030,534
Newfield Exploration Co., 5.63%, 7/01/24		43	40,528
Noble Energy, Inc., 5.63%, 5/01/21		596	601,956
Oasis Petroleum, Inc., 6.50%, 11/01/21		46	39,100
ONEOK, Inc., 7.50%, 9/01/23		90	86,400
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		94	98,113
PDC Energy, Inc., 7.75%, 10/15/22		520	525,200
Range Resources Corp.:
5.75%, 6/01/21		213	198,622
5.00%, 8/15/22		53	46,905
5.00%, 3/15/23		125	110,625
Rockies Express Pipeline LLC, 5.63%, 4/15/20 (b)		630	617,400
RSP Permian, Inc., 6.63%, 10/01/22 (b)		59	58,631
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		948	917,190
6.25%, 3/15/22		796	769,135
5.63%, 4/15/23		937	864,382
SandRidge Energy, Inc.:
8.75%, 1/15/20		48	8,520
7.50%, 2/15/23		620	97,650
Seven Generations Energy Ltd., 8.25%, 5/15/20 (b)		700	679,000
SM Energy Co., 6.13%, 11/15/22		435	416,512
Western Gas Partners LP, 5.38%, 6/01/21		1,425	1,486,311
Whiting Petroleum Corp.:
5.00%, 3/15/19		1,282	1,205,080
1.25%, 4/01/20 (b)(f)		405	356,400

			21,992,439

Corporate Bonds	Par (000)		Value
Paper & Forest Products — 0.2%
International Paper Co.:
4.75%, 2/15/22	USD	693	$750,131
6.00%, 11/15/41		870	930,447
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (b)		180	170,100

			1,850,678
Pharmaceuticals — 1.8%
AbbVie, Inc., 3.60%, 5/14/25		870	862,044
Actavis Funding SCS, 4.55%, 3/15/35		2,140	2,102,156
Actavis, Inc., 3.25%, 10/01/22		4,000	3,964,504
Endo Finance LLC, 5.75%, 1/15/22 (b)		255	243,525
Endo Finance LLC/Endo Finco, Inc., 5.88%, 1/15/23 (b)		440	415,800
Forest Laboratories, Inc., 5.00%, 12/15/21 (b)		758	831,550
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22		200	203,000
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (b)		448	430,080
Valeant Pharmaceuticals International, Inc. (b):
6.75%, 8/15/18		2,643	2,576,925
6.38%, 10/15/20		1,150	1,053,687
5.63%, 12/01/21		754	657,865

			13,341,136
Real Estate — 0.2%
AvalonBay Communities, Inc., 3.45%, 6/01/25 (c)		1,535	1,525,775
Prologis LP, 3.75%, 11/01/25		315	315,375

			1,841,150
Real Estate Investment Trusts (REITs) — 1.5%
ERP Operating LP:
3.38%, 6/01/25		1,245	1,236,773
4.50%, 6/01/45		1,155	1,177,131
Felcor Lodging LP, 5.63%, 3/01/23		494	510,055
HCP, Inc. (c):
3.88%, 8/15/24		3,000	2,915,679
4.00%, 6/01/25		2,000	1,955,802
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21		565	588,278
Simon Property Group LP, 4.75%, 3/15/42 (c)		1,670	1,780,040
Ventas Realty LP, 4.13%, 1/15/26		870	869,030

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015	9

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) (continued)
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21	USD	550	$584,870

			11,617,658
Real Estate Management & Development — 0.6%
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (b)(c)		4,600	4,110,772
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 12/01/21 (b)		96	99,360

			4,210,132
Road & Rail — 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25 (b)		360	346,500
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40 (c)		1,890	2,147,097
Hertz Corp.:
4.25%, 4/01/18		473	477,730
5.88%, 10/15/20		460	473,800
7.38%, 1/15/21		150	156,076
Lima Metro Line 2 Finance Ltd., 5.88%, 7/05/34 (b)		5,000	4,893,750

			8,494,953
Semiconductors & Semiconductor Equipment — 0.4%
Applied Materials, Inc., 3.90%, 10/01/25		1,155	1,159,670
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (b)		940	982,300
Seagate HDD Cayman, 4.88%, 6/01/27 (b)		1,000	814,347

			2,956,317
Software — 0.3%
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (b)		210	208,425
Infor US, Inc., 5.75%, 8/15/20 (b)		112	112,280
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		160	162,400
Oracle Corp., 5.38%, 7/15/40 (c)		1,575	1,754,741

			2,237,846
Specialty Retail — 0.4%
Home Depot, Inc., 5.88%, 12/16/36 (c)		1,660	2,042,039
L Brands, Inc., 6.88%, 11/01/35 (b)		332	340,300
Party City Holdings, Inc., 6.13%, 8/15/23 (b)		90	85,725

Corporate Bonds	Par (000)		Value
Specialty Retail (continued)
Penske Automotive Group, Inc., 5.38%, 12/01/24	USD	260	$263,250

			2,731,314
Technology Hardware, Storage & Peripherals — 0.4%
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (b)		2,995	2,955,915
Textiles, Apparel & Luxury Goods — 0.1%
Springs Industries, Inc., 6.25%, 6/01/21		806	806,000
William Carter Co., 5.25%, 8/15/21		77	79,118

			885,118
Thrifts & Mortgage Finance — 0.0%
Radian Group, Inc., 5.25%, 6/15/20		260	254,800
Tobacco — 1.6%
Altria Group, Inc.:
9.95%, 11/10/38		516	830,434
10.20%, 2/06/39		894	1,474,867
5.38%, 1/31/44 (c)		4,030	4,321,437
BAT International Finance PLC, 3.95%, 6/15/25 (b)		2,000	2,084,450
Reynolds American, Inc.:
4.45%, 6/12/25		635	666,654
7.00%, 8/04/41 (b)		1,000	1,132,964
4.75%, 11/01/42		2,100	2,023,900

			12,534,706
Transportation Infrastructure — 0.1%
Transurban Finance Co., 4.13%, 2/02/26 (b)		580	575,662
Wireless Telecommunication Services — 2.4%
America Movil SAB de CV, 2.38%, 9/08/16 (c)		1,595	1,607,784
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23		80	71,200
Crown Castle International Corp., 5.25%, 1/15/23		930	963,713
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		3,155	3,469,006
Digicel Ltd., 6.00%, 4/15/21 (b)		1,550	1,383,375
Rogers Communications, Inc., 7.50%, 8/15/38 (c)		2,325	3,026,938
SBA Communications Corp., 4.88%, 7/15/22		600	596,250
SBA Tower Trust, 5.10%, 4/17/17 (b)		720	732,426
Softbank Corp., 4.50%, 4/15/20 (b)		550	548,625

10	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
Sprint Capital Corp., 8.75%, 3/15/32	USD	350	$273,438
Sprint Communications, Inc. (b):
9.00%, 11/15/18		1,360	1,468,800
7.00%, 3/01/20		1,760	1,796,300
Sprint Corp.:
7.88%, 9/15/23		1,891	1,522,255
7.13%, 6/15/24		123	94,095
T-Mobile USA, Inc.:
6.84%, 4/28/23		40	41,100
6.38%, 3/01/25		555	552,225
6.50%, 1/15/26		444	443,445

			18,590,975
Total Corporate Bonds — 65.1%			496,315,492

Floating Rate Loan Interests (a)
Chemicals — 0.0%
MacDermid, Inc., Term Loan B3, 5.50%, 6/07/20		104	101,108
Health Care Providers & Services — 0.0%
Envision Healthcare Corp.:
Term Loan, 5.13%, 7/01/22 (b)		85	81,600
Term Loan B2, 4.50%, 10/28/22		112	111,335

			192,935
Semiconductors & Semiconductor Equipment — 0.2%
Avago Technologies Cayman Ltd., 2015 Term Loan B, 4.25%, 11/06/22		880	870,540
NXP BV, 2015 Term Loan B, 3.75%, 10/30/20		305	303,046

			1,173,586
Transportation Infrastructure — 0.2%
I 595 Express LLC, 3.31%, 12/31/31		1,622	1,535,189
Wireless Telecommunication Services — 0.0%
T-Mobile USA, Inc., Term Loan B, 3.50%, 10/30/22		304	304,143
Total Floating Rate Loan Interests — 0.4%			3,306,961

Foreign Agency Obligations
Cyprus Government International Bond, 4.63%, 2/03/20 (b)	EUR	1,210	1,375,790

Foreign Agency Obligations		Par (000)	Value
Iceland Government International Bond, 5.88%, 5/11/22	USD	3,555	$4,051,537
Italian Government International Bond, 5.38%, 6/15/33		2,925	3,352,196
Portugal Government International Bond, 5.13%, 10/15/24 (b)		5,870	6,034,243
Slovenia Government International Bond, 5.85%, 5/10/23 (b)		864	989,358
Total Foreign Agency Obligations — 2.1%			15,803,124

Municipal Bonds
City of Detroit Michigan, GO, Financial Recovery (a):
Series B-1, 4.00%, 4/01/44		251	144,158
Series B-2, 4.00%, 4/01/44		80	36,789
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Series EE, 5.50%, 6/15/43		930	1,088,686
Series GG, Build America Bonds, 5.72%, 6/15/42		1,390	1,768,678
Water & Sewer System, Series EE, 5.38%, 6/15/43		770	895,572
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		1,900	2,403,937
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		2,535	3,185,126
Metropolitan Transportation Authority, RB, Build America Bonds, Series C, 7.34%, 11/15/39		1,295	1,889,535
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 7.06%, 4/01/57		2,000	2,215,880
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39		1,100	1,329,823
5.60%, 3/15/40		1,900	2,319,045
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29		780	942,786

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015	11

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Municipal Bonds		Par (000)	Value
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 4/01/39	USD	280	$414,814
7.63%, 3/01/40 (c)		1,720	2,531,943
State of Illinois, GO, Pension, 5.10%, 6/01/33		2,000	1,897,160
University of California, RB, Build America Bonds, 5.95%, 5/15/45		885	1,082,992

Total Municipal Bonds — 3.2%			24,146,924

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.1%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		1,063	910,869
Collateralized Mortgage Obligation Trust, Series 40, Class R, 580.48%, 4/01/18		6	6
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,733	1,672,746
Series 2006-OA21, Class A1, 0.40%, 3/20/47 (a)		1,257	972,493
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 2A1, 0.42%, 4/25/46 (a)		491	397,063
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.68%, 7/27/36 (a)(b)		1,423	1,427,977
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 3.19%, 6/19/35 (a)		867	860,332
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		161	155,736
Series 2007-4F, Class 3A1, 6.00%, 7/25/37		327	297,270
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.40%, 12/25/36 (a)		778	684,451
JPMorgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 8/25/36		123	104,386
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.70%, 5/25/36 (a)		898	728,470

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 1.01%, 5/25/47 (a)	USD	273	$227,671

			8,439,470
Commercial Mortgage-Backed Securities — 14.9%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.72%, 4/14/33 (a)(b)		6,690	6,571,494
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2007-2, Class A4, 5.62%, 4/10/49 (a)		1,500	1,547,756
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class B, 5.10%, 9/10/46 (a)		7,183	7,940,538
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		2,193	2,244,271
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.04%, 12/10/49 (a)		1,215	1,256,953
Commercial Mortgage Trust:
Series 2006-C7, Class AM, 5.79%, 6/10/46 (a)		3,500	3,549,241
Series 2013-CR11, Class B, 5.16%, 10/10/46 (a)		7,000	7,806,146
Series 2013-LC6, Class B, 3.74%, 1/10/46		1,390	1,420,604
Series 2013-LC6, Class D, 4.29%, 1/10/46 (a)(b)		1,670	1,573,176
Series 2015-3BP, Class A, 3.18%, 2/10/35 (b)		7,570	7,490,454
Series 2015-CR22, Class C, 4.13%, 3/10/48 (a)		5,000	4,826,155
Series 2015-LC19, Class C, 4.26%, 2/10/48 (a)		3,500	3,429,433
Core Industrial Trust, Series 2015-TEXW, Class D, 3.85%, 2/10/34 (a)(b)		4,585	4,509,652
Credit Suisse Commercial Mortgage Trust:
Series 2006-C3, Class AM, 6.01%, 6/15/38 (a)		2,000	2,029,636
Series 2006-C5, Class AM, 5.34%, 12/15/39		3,500	3,612,319
Series 2010-RR2, Class 2A, 6.15%, 9/15/39 (a)(b)		1,150	1,196,877

12	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37	USD	32	$31,660
CSAIL Commercial Mortgage Trust, Series 2015-C1:
Class B, 4.04%, 4/15/50		1,110	1,126,581
Class C, 4.44%, 4/15/50 (a)		1,000	970,307
Class D, 3.94%, 4/15/50 (a)(b)		1,000	824,336
DBRR Trust, Series 2011-C32, Class A3A, 5.90%, 6/17/49 (a)(b)		730	754,450
GAHR Commericial Mortgage Trust 2015-NRF, Series 2015-NRF, Class DFX, 3.38%, 12/15/19 (a)(b)		6,170	5,979,593
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.83%, 7/10/38 (a)		2,007	2,020,788
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (b)		2,505	2,515,220
Hilton USA Trust, Series 2013- HLT, 4.41%, 11/05/30 (b)		5,900	5,894,007
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class D, 5.25%, 11/15/45 (a)(b)		1,600	1,537,737
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A2, 5.12%, 7/15/41		50	50,219
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM, 5.49%, 12/12/44 (a)		660	660,351
LB-UBS Commercial Mortgage Trust (a):
Series 2007-C6, Class A4, 5.86%, 7/15/40		8,171	8,440,973
Series 2007-C7, Class A3, 5.87%, 9/15/45		2,152	2,284,636
Morgan Stanley Capital I Trust (a):
Series 2007-HQ11, Class A4, 5.45%, 2/12/44		8,000	8,225,209
Series 2014-CPT, Class G, 3.45%, 7/13/29 (b)		3,200	2,999,791
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (b)		658	666,905

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 6.15%, 2/15/51 (a)	USD	4,241	$4,403,440
WF-RBS Commercial Mortgage Trust, Series 2012-C8:
Class B, 4.31%, 8/15/45		1,395	1,459,397
Class C, 5.04%, 8/15/45 (a)		1,795	1,886,428

			113,736,733
Interest Only Collateralized Mortgage Obligations — 0.0%
GSMPS Mortgage Loan Trust, Series 1998-5, 0.00%, 6/19/27 (a)(b)		1,207	12
Interest Only Commercial Mortgage-Backed Securities — 0.3%
Commercial Mortgage Loan Trust, Series 2015-LC21, Class XA, 0.89%, 7/10/48 (a)		19,609	1,030,322
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class XA, 2.33%, 8/15/45 (a)(b)		11,620	992,732

			2,023,054
Total Non-Agency Mortgage-Backed Securities — 16.3%			124,199,269

Preferred Securities
Capital Trusts
Banks — 1.6%
BNP Paribas SA, 7.20% (a)(b)(g)		2,000	2,292,200
Credit Agricole SA (a)(b)(g):
6.63%		1,400	1,381,310
7.88%		2,000	2,047,500
Nordea Bank AB, 6.13% (a)(b)(g)		2,960	2,903,760
Wells Fargo & Co., Series S, 5.90% (a)(g)		3,390	3,453,562

			12,078,332
Capital Markets — 0.9%
Credit Suisse Group AG, 7.50% (a)(b)(g)		3,000	3,162,000
Morgan Stanley, Series H, 5.45% (a)(g)		1,750	1,723,750
State Street Capital Trust IV, 1.51%, 6/15/37 (a)		140	113,400
State Street Corp., Series F, 5.25% (a)(g)		2,000	2,009,900

			7,009,050
Consumer Finance — 0.5%
Capital One Financial Corp., Series E, 5.55% (a)(g)		3,500	3,526,250

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015	13

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Capital Trusts	Par (000)		Value
Diversified Financial Services — 6.3%
Bank of America Corp., Series X, 6.25% (a)(g)	USD	3,570	$3,622,479
Bank of New York Mellon Corp. (a)(g):
Series D, 4.50% (c)		8,400	7,770,000
Series E, 4.95%		2,000	1,982,500
Citigroup, Inc. (a)(g):
Series D, 5.95%		2,100	2,013,165
Series M, 6.30%		4,000	3,935,000
Series Q, 5.95%		100	99,163
Series R, 6.13%		1,000	1,015,625
General Electric Capital Corp., Series B, 6.25% (a)(g)		1,800	2,049,750
JPMorgan Chase & Co.:
Series 1, 7.90% (a)(g)		7,000	7,210,000
Series Q, 5.15% (a)(g)		3,000	2,880,000
Series U, 6.13% (a)(g)		500	505,590
Series V, 5.00% (a)(g)		6,000	5,760,000
Macquarie Bank Ltd., 10.25% (a)		1,800	1,939,057
Societe Generale SA (a)(b)(g):
6.00%		5,720	5,407,665
7.88%		2,000	2,022,400

			48,212,394
Electric Utilities — 0.5%
Electricite de France SA, 5.25% (a)(b)(g)		4,200	4,058,250
Insurance — 3.2%
Allstate Corp (a)
5.75%, 8/15/53		2,000	2,070,420
6.50%, 5/15/57		4,100	4,571,500
Liberty Mutual Group, Inc., 7.00%, 3/15/37 (a)(b)		1,950	1,852,500
Metlife Capital Trust IV, 7.88%, 12/15/37 (b)		1,285	1,599,825
MetLife, Inc:
5.25% (a)(g)		2,000	2,012,500
6.40%, 12/15/36 (c)		7,000	7,708,750
Voya Financial, Inc., 5.65%, 5/15/53 (a)		4,500	4,533,750

			24,349,245
Total Capital Trusts — 13.0%			99,233,521

Preferred Stocks		Shares
Banks — 1.3%
US Bancorp, Series G, 6.00% (a)(g)		300,000	$7,956,000
Wells Fargo & Co., 5.85% (a)(g)		75,000	1,935,000

			9,891,000
Capital Markets — 0.4%
Goldman Sachs Group, Inc., Series J, 5.50% (a)(g)		92,000	2,319,320

Preferred Stocks		Shares		Value
Capital Markets (continued)
SCE Trust III, 5.75% (a)(g)		25,314		$707,020

				3,026,340
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25% (a)(g)		10,000		43,500
Total Preferred Stocks — 1.7%				12,960,840

Trust Preferreds
Diversified Financial Services — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40		29,583		763,713
Total Preferred Securities — 14.8%				112,958,074

U.S. Government Sponsored Agency Securities	Par (000)
Agency Obligations — 1.5%
Fannie Mae, 5.63%, 7/15/37 (c)	USD	1,600		2,148,331
Federal Home Loan Bank (c):
5.25%, 12/09/22		1,375		1,654,422
5.37%, 9/09/24		2,175		2,651,575
Resolution Funding Corp., 0.00%, 7/15/18 - 4/15/30 (h)		7,105		4,855,307

				11,309,635
Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities:
Series 2005-5, Class PK, 5.00%, 12/25/34		304		320,036
Series 1991-87, Class S, 26.10%, 8/25/21 (a)		7		9,407
Series G-49, Class S, 1,011.82%, 12/25/21 (a)		—	(i)	103
Series G-17, Class S, 1,058.14%, 6/25/21 (a)		25		317
Series G-33, Class PV, 1,078.42%, 10/25/21		25		127
Series G-07, Class S, 1,119.64%, 3/25/21 (a)		—	(i)	477
Series 1991-46, Class S, 2,468.39%, 5/25/21 (a)		19		856

14	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

U.S. Government Sponsored Agency Securities	Par (000)			Value
Collateralized Mortgage Obligations (continued)
Freddie Mac Mortgage-Backed Securities:
Series 0173, Class R, 9.00%, 11/15/21	USD	2		$2
Series 0173, Class RS, 9.87%, 11/15/21 (a)		—	(i)	2
Series 1057, Class J, 1,008.00%, 3/15/21		15		139
Series 0192, Class U, 1,009.03%, 2/15/22 (a)		—	(i)	—
Series 0019, Class R, 16,088.87%, 3/15/20 (a)		1		129

				331,595
Commercial Mortgage-Backed Securities — 0.8%
Freddie Mac Mortgage-Backed Securities:
Series 2013-K24, Class B, 3.62%, 11/25/45 (a)(b)		3,500		3,425,815
Series K013, Class A2, 3.97%, 1/25/21		1,870		2,031,658
Series 2012-K706, Class C, 4.17%, 11/25/44 (a)(b)		335		345,263

				5,802,736
Interest Only Collateralized Mortgage Obligations — 1.2%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)		62		1,889
Series 2012-96, Class DI, 4.00%, 2/25/27		8,811		836,728
Series 2012-M9, Class X1, 4.02%, 12/25/17 (a)		19,723		1,117,127
Series 2012-47, Class NI, 4.50%, 4/25/42		7,528		1,315,215
Series 089, Class 2, 8.00%, 10/25/18		—	(i)	22
Series 007, Class 2, 8.50%, 4/25/17		—	(i)	14
Series G92-05, Class H, 9.00%, 1/25/22		4		179
Series 094, Class 2, 9.50%, 8/25/21		—	(i)	64
Series 1990-136, Class S, 19.86%, 11/25/20 (a)		2,192		2,941
Series 1991-139, Class PT, 648.35%, 10/25/21		39		249
Series 1991-099, Class L, 930.00%, 8/25/21		18		126
Series 1990-123, Class M, 1,009.50%, 10/25/20		—	(i)	—

U.S. Government Sponsored Agency Securities	Par (000)			Value
Interest Only Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (continued):
Series G-10, Class S, 1,083.16%, 5/25/21 (a)	USD	87		$1,454
Series G-12, Class S, 1,149.81%, 5/25/21 (a)		57		854
Freddie Mac Mortgage-Backed Securities:
Series K707, Class X1, 1.68%, 12/25/18 (a)		4,846		194,537
Series 2611, Class QI, 5.50%, 9/15/32		973		72,794
Series 1254, Class Z, 8.50%, 4/15/22		26		5,676
Series 1043, Class H, 43.51%, 2/15/21 (a)		1,919		3,324
Series 1054, Class I, 852.63%, 3/15/21 (a)		14		225
Series 0176, Class M, 1,010.00%, 7/15/21		6		110
Series 1056, Class KD, 1,084.50%, 3/15/21		9		110
Series 1148, Class E, 1,173.62%, 10/15/21 (a)		14		182
Series 0200, Class R, 197,170.29%, 12/15/22 (a)		—	(i)	189
Ginnie Mae Mortgage-Backed Securities (a):
Series 2009-78, Class SD, 5.99%, 9/20/32		7,655		1,505,575
Series 2009-116, Class KS, 6.27%, 12/16/39		3,283		552,940
Series 2011-52, Class NS, 6.47%, 4/16/41		20,648		3,755,684

				9,368,208
Mortgage-Backed Securities — 6.2%
Fannie Mae Mortgage-Backed Securities (c):
3.00%, 8/01/43		12,507		12,594,279
4.00%, 12/01/41 - 12/01/43		8,142		8,677,820
4.50%, 7/01/41 - 4/01/42		17,934		19,421,968
5.00%, 8/01/34		3,001		3,324,982
5.50%, 7/01/16 - 6/01/38		1,619		1,812,163
6.00%, 3/01/16 - 12/01/38		1,359		1,539,995
Freddie Mac Mortgage-Backed Securities, 6.00%, 5/1/16 - 12/1/18		107		110,077
Ginnie Mae Mortgage-Backed Securities:
5.50%, 8/15/33		60		67,559

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015	15

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

U.S. Government Sponsored Agency Securities	Par (000)			Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued):
8.00%, 7/15/24	USD	—	(i)	$264

				47,549,107
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities, 0.00%, 2/25/23 - 6/25/23 (h)		19		18,392
Total U.S. Government Sponsored Agency Securities — 9.8%				74,379,673

U.S. Treasury Obligations
U.S. Treasury Bonds, 3.00%, 11/15/44 (c)		65,500		65,466,726
U.S. Treasury Notes, 2.25%, 11/15/25		16,500		16,547,058
Total U.S. Treasury Obligations — 10.8%				82,013,784
Total Long-Term Investments (Cost — $1,027,769,087) — 136.6%				1,040,825,085

Short-Term Securities — 0.6%	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (j)(k)	4,329,218	$4,329,218
Total Short-Term Securities (Cost — $4,329,218) — 0.6%		4,329,218
Options Purchased (Cost — $750,829) — 0.1%		702,761
Total Investments Before Options Written (Cost — $1,032,849,134*) — 137.3%		1,045,857,064
Options Written (Premiums Received — $5,838,489) — (0.5)%		(3,699,535)
Total Investments, Net of Options Written (Cost — $1,027,010,645) — 136.8%		1,042,157,529
Liabilities in Excess of Other Assets — (36.8)%		(280,429,488)

Net Assets — 100.0%		$761,728,041

*	As of November 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,032,504,077

Gross unrealized appreciation	$43,214,415
Gross unrealized depreciation	(29,861,428)

Net unrealized appreciation	$13,352,987

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(e)	When-issued security.

(f)	Convertible security.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	Zero-coupon bond.

(i)	Amount is less than $500.

(j)	During the period ended November 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at November 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	9,920,365	(5,591,147)	4,329,218	$3,445

(k)	Represents the current yield as of period end.

16	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
HSBC Securities (USA), Inc.	0.50%	2/10/14	1/13/16	$45,873,000	$45,885,105
Barclays Capital, Inc.	0.35%	2/10/14	Open	2,981,250	2,996,409
Barclays Capital, Inc.	0.35%	2/10/14	Open	556,000	558,967
Barclays Capital, Inc.	0.35%	2/10/14	Open	534,000	537,352
Barclays Capital, Inc.	0.35%	2/10/14	Open	354,000	355,889
Barclays Capital, Inc.	0.35%	2/10/14	Open	979,000	984,378
Barclays Capital, Inc.	0.35%	5/13/14	Open	738,000	741,706
Barclays Capital, Inc.	0.35%	5/13/14	Open	1,076,000	1,080,134
Barclays Capital, Inc.	0.35%	5/14/14	Open	1,032,000	1,035,873
Barclays Capital, Inc.	0.35%	5/14/14	Open	4,796,000	4,813,998
BNP Paribas Securities Corp.	0.10%	5/14/14	Open	67,112,500	67,151,090
BNP Paribas Securities Corp.	0.21%	5/14/14	Open	1,366,000	1,367,379
BNP Paribas Securities Corp.	0.21%	5/14/14	Open	807,000	807,814
BNP Paribas Securities Corp.	0.21%	6/26/14	Open	1,128,000	1,129,138
BNP Paribas Securities Corp.	0.21%	11/10/14	Open	839,000	839,847
BNP Paribas Securities Corp.	0.39%	11/10/14	Open	2,497,000	2,501,680
BNP Paribas Securities Corp.	0.39%	11/10/14	Open	932,200	933,947
BNP Paribas Securities Corp.	0.39%	11/10/14	Open	1,210,000	1,212,268
BNP Paribas Securities Corp.	0.39%	11/10/14	Open	487,500	488,414
BNP Paribas Securities Corp.	0.39%	11/10/14	Open	1,771,000	1,774,319
BNP Paribas Securities Corp.	0.39%	11/10/14	Open	1,064,000	1,065,994
BNP Paribas Securities Corp.	0.39%	11/10/14	Open	974,000	975,825
BNP Paribas Securities Corp.	0.39%	11/10/14	Open	896,000	897,679
BNP Paribas Securities Corp.	0.39%	11/10/14	Open	3,802,000	3,809,126
BNP Paribas Securities Corp.	0.39%	4/30/15	Open	4,745,000	4,753,893
BNP Paribas Securities Corp.	0.39%	5/7/15	Open	1,504,000	1,506,819
BNP Paribas Securities Corp.	0.39%	5/7/15	Open	2,243,000	2,247,204
BNP Paribas Securities Corp.	0.39%	5/7/15	Open	4,726,000	4,734,857
BNP Paribas Securities Corp.	0.39%	5/7/15	Open	975,250	977,078
BNP Paribas Securities Corp.	0.39%	5/7/15	Open	2,016,000	2,019,778
BNP Paribas Securities Corp.	0.39%	5/14/15	Open	2,650,000	2,654,967
BNP Paribas Securities Corp.	0.39%	5/14/15	Open	1,840,000	1,843,448
BNP Paribas Securities Corp.	0.39%	5/14/15	Open	487,000	487,913
BNP Paribas Securities Corp.	0.39%	5/14/15	Open	1,208,000	1,210,264
BNP Paribas Securities Corp.	0.39%	6/2/15	Open	2,711,000	2,716,081
BNP Paribas Securities Corp.	0.39%	6/2/15	Open	3,697,000	3,703,929
BNP Paribas Securities Corp.	0.40%	6/4/15	Open	1,749,325	1,753,504
BNP Paribas Securities Corp.	0.39%	6/10/15	Open	795,000	796,531
BNP Paribas Securities Corp.	0.39%	6/10/15	Open	1,476,000	1,478,843
BNP Paribas Securities Corp.	0.39%	6/10/15	Open	797,000	798,535
BNP Paribas Securities Corp.	0.39%	6/10/15	Open	2,016,000	2,019,882
Credit Suisse Securities (USA) LLC	0.40%	6/10/15	Open	966,625	968,859
Credit Suisse Securities (USA) LLC	0.40%	6/10/15	Open	1,177,913	1,180,635
Credit Suisse Securities (USA) LLC	0.40%	6/10/15	Open	1,503,125	1,506,599

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015	17

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.40%	6/10/15	Open	$1,521,231	$1,524,747
HSBC Securities (USA), Inc.	0.40%	6/10/15	Open	4,202,000	4,210,077
HSBC Securities (USA), Inc.	0.40%	6/10/15	Open	3,978,000	3,985,647
HSBC Securities (USA), Inc.	0.40%	6/10/15	Open	4,180,000	4,188,035
HSBC Securities (USA), Inc.	0.40%	6/10/15	Open	7,959,000	7,974,299
HSBC Securities (USA), Inc.	0.40%	6/10/15	Open	2,301,750	2,306,891
HSBC Securities (USA), Inc.	0.40%	6/10/15	Open	2,895,000	2,901,465
HSBC Securities (USA), Inc.	0.40%	6/10/15	Open	4,448,000	4,457,934
HSBC Securities (USA), Inc.	0.40%	6/10/15	Open	3,776,250	3,784,684
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.22%	6/10/15	Open	1,323,000	1,324,464
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.22%	6/10/15	Open	830,000	830,918
RBC Capital Markets, LLC	0.39%	6/10/15	Open	2,325,000	2,325,882
RBC Capital Markets, LLC	0.39%	6/10/15	Open	1,407,000	1,407,503
RBC Capital Markets, LLC	0.39%	6/10/15	Open	1,939,000	1,939,693
RBC Capital Markets, LLC	0.39%	6/10/15	Open	2,284,635	2,288,917
RBC Capital Markets, LLC	0.39%	6/10/15	Open	1,713,000	1,713,650
RBC Capital Markets, LLC	0.39%	6/10/15	Open	1,744,000	1,744,661
RBC Capital Markets, LLC	0.39%	6/10/15	Open	2,071,000	2,071,785
RBC Capital Markets, LLC	0.39%	6/10/15	Open	1,470,000	1,470,557
RBC Capital Markets, LLC	0.39%	6/10/15	Open	3,100,000	3,101,209
RBC Capital Markets, LLC	0.39%	6/10/15	Open	1,924,000	1,924,688
RBC Capital Markets, LLC	0.39%	6/10/15	Open	1,836,000	1,836,656
RBC Capital Markets, LLC	0.39%	6/10/15	Open	1,895,000	1,895,677
RBC Capital Markets, LLC	0.39%	6/10/15	Open	2,112,000	2,112,755
RBC Capital Markets, LLC	0.39%	6/10/15	Open	2,027,000	2,027,725
RBC Capital Markets, LLC	0.39%	6/10/15	Open	2,300,000	2,304,485
RBC Capital Markets, LLC	0.39%	6/11/15	Open	1,435,225	1,437,619
RBC Capital Markets, LLC	0.39%	6/24/15	Open	4,218,750	4,224,737
RBC Capital Markets, LLC	0.39%	6/30/15	Open	4,725,000	4,729,709
UBS Securities LLC	0.32%	7/22/15	Open	2,369,000	2,382,856
UBS Securities LLC	0.32%	8/31/15	Open	1,348,000	1,355,884
UBS Securities LLC	0.32%	10/23/15	Open	1,355,000	1,362,925
UBS Securities LLC	0.34%	10/23/15	Open	2,434,875	2,438,531
UBS Securities LLC	0.34%	10/23/15	Open	1,233,000	1,240,662
UBS Securities LLC	0.34%	10/23/15	Open	1,410,000	1,418,762
UBS Securities LLC	0.34%	10/23/15	Open	827,000	832,139
UBS Securities LLC	0.34%	10/23/15	Open	1,172,000	1,178,265
UBS Securities LLC	0.34%	10/28/15	Open	633,000	636,384
UBS Securities LLC	0.34%	10/28/15	Open	176,000	176,642
UBS Securities LLC	0.34%	10/28/15	Open	1,409,000	1,414,137
UBS Securities LLC	0.34%	10/28/15	Open	1,447,000	1,452,275
UBS Securities LLC	0.34%	10/28/15	Open	1,369,000	1,373,991
UBS Securities LLC	0.34%	10/28/15	Open	1,360,000	1,364,958
UBS Securities LLC	0.34%	10/28/15	Open	942,000	945,434
UBS Securities LLC	0.34%	11/10/15	Open	1,212,000	1,216,418
UBS Securities LLC	0.40%	11/10/15	Open	2,856,000	2,856,666
UBS Securities LLC	0.40%	11/10/15	Open	7,670,085	7,671,875
UBS Securities LLC	0.40%	11/10/15	Open	6,780,863	6,782,445
Total				$299,033,352	$299,452,268

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

18	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(52)	German Euro-Bund Futures	December 2015	EUR	8,697,644	$(104,985)
(52)	German Euro-Bund Futures	March 2016	EUR	8,796,537	(39,056)
(110)	90-Day Euro-Dollar	March 2016	USD	27,325,375	(114,302)
(486)	10-Year U.S. Treasury Note	March 2016	USD	61,448,625	(361,557)
(92)	Long U.S. Treasury Bond	March 2016	USD	14,168,000	(44,044)
512	Ultra Long U.S. Treasury Bond	March 2016	USD	81,120,000	327,274
219	2-Year U.S. Treasury Note	March 2016	USD	47,642,766	(17,130)
991	5-Year U.S. Treasury Note	March 2016	USD	117,611,571	183,731
516	90-Day Euro-Dollar	June 2016	USD	127,980,900	16,369
100	90 Day Euro-Dollar	December 2016	USD	24,721,250	6,376
(260)	90-Day Euro-Dollar	June 2017	USD	64,093,250	(69,014)
(356)	90-Day Euro-Dollar	December 2017	USD	87,540,400	(269,088)
Total					$(485,426)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,055,366	EUR	955,000	Barclays Bank PLC	12/03/15	$46,347
USD	13,472,275	GBP	8,776,000	Morgan Stanley & Co. International PLC	12/03/15	254,838
AUD	2,680,000	NZD	2,931,945	Goldman Sachs International	12/18/15	8,668
CAD	2,560,032	AUD	2,680,000	Citibank N.A.	12/18/15	(19,587)
GBP	1,250,000	CAD	2,540,270	Goldman Sachs International	12/18/15	(19,449)
GBP	1,220,152	EUR	1,730,000	Goldman Sachs International	12/18/15	9,089
NZD	2,945,749	AUD	2,680,000	Royal Bank of Scotland PLC	12/18/15	409
USD	1,011,543	EUR	955,000	UBS AG	1/06/16	1,375
USD	13,088,887	GBP	8,711,000	BNP Paribas S.A.	1/06/16	(33,087)
Total						$248,603

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015	19

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Citibank N.A.	Call	1.75%	Receive	3-month LIBOR	2/12/16	USD	6,000	$55,802
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.25%	Receive	3-month LIBOR	2/13/17	USD	3,000	88,028
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.25%	Receive	3-month LIBOR	2/17/17	USD	3,000	88,047
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	3.12%	Receive	3-month LIBOR	9/17/20	USD	800	130,222
30-Year Interest Rate Swap	Deutsche Bank Securities, Inc.	Call	3.12%	Receive	3-month LIBOR	9/17/20	USD	800	130,222
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.30%	Pay	3-month LIBOR	9/21/16	USD	4,020	54,604
30-Year Interest Rate Swap	Deutsche Bank Securities, Inc.	Put	3.12%	Pay	3-month LIBOR	9/17/20	USD	800	77,918
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.12%	Pay	3-month LIBOR	9/17/20	USD	800	77,918
Total									$702,761

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	2.10%	Receive	3-month LIBOR	1/20/16	USD	6,400	$(62,197)
10-Year Interest Rate Swap	BNP Paribas SA	Call	1.55%	Receive	3-month LIBOR	1/21/16	USD	27,700	(9,010)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.15%	Receive	3-month LIBOR	1/26/16	USD	6,300	(79,055)
5-Year Interest Rate Swap	Citibank N.A.	Call	1.40%	Receive	3-month LIBOR	2/12/16	USD	12,000	(26,143)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.50%	Receive	3-month LIBOR	3/17/16	USD	12,000	(444,148)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.60%	Receive	3-month LIBOR	3/17/16	USD	12,000	(537,874)
5-Year Interest Rate Swap	Citibank N.A.	Call	1.40%	Receive	3-month LIBOR	3/23/16	USD	3,600	(10,842)
10-Year Interest Rate Swap	Credit Suisse International	Call	2.35%	Receive	3-month LIBOR	1/09/17	USD	2,500	(82,766)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.50%	Receive	3-month LIBOR	2/13/17	USD	4,500	(38,731)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.35%	Receive	3-month LIBOR	2/13/17	USD	6,900	(232,548)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.50%	Receive	3-month LIBOR	2/17/17	USD	4,500	(38,965)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.10%	Receive	3-month LIBOR	3/06/17	USD	1,800	(43,135)

20	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	2.20%	Receive	3-month LIBOR	8/14/17	USD	2,800	$(85,220)
5-Year Interest Rate Swap	Citibank N.A.	Call	0.50%	Receive	3-month LIBOR	10/23/17	EUR	3,340	(39,208)
5-Year Interest Rate Swap	UBS AG	Call	0.50%	Receive	3-month LIBOR	10/26/17	EUR	6,200	(72,429)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	0.50%	Receive	3-month LIBOR	10/30/17	EUR	7,000	(81,995)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.51%	Receive	3-month LIBOR	4/09/18	USD	2,400	(110,862)
5-Year Interest Rate Swap	Barclays Bank PLC_	Put	2.25%	Pay	3-month LIBOR	12/17/15	USD	5,000	(3)
10-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.60%	Pay	3-month LIBOR	1/20/16	USD	6,400	(3,150)
10-Year Interest Rate Swap	BNP Paribas SA	Put	2.55%	Pay	3-month LIBOR	1/21/16	USD	27,700	(20,437)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	0.48%	Pay	3-month LIBOR	1/22/16	EUR	6,650	(3,893)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.60%	Pay	3-month LIBOR	1/26/16	USD	6,300	(4,211)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.40%	Pay	3-month LIBOR	2/19/16	USD	12,000	(49,251)
7-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	0.70%	Pay	3-month LIBOR	3/10/16	EUR	3,000	(10,575)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.90%	Pay	3-month LIBOR	3/17/16	USD	12,000	(10,008)
10-Year Interest Rate Swap	Citibank N.A.	Put	2.70%	Pay	3-month LIBOR	3/21/16	USD	5,000	(10,136)
5-Year Interest Rate Swap	Citibank N.A.	Put	0.50%	Pay	3-month LIBOR	3/21/16	EUR	5,000	(6,906)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	0.60%	Pay	3-month LIBOR	4/26/16	EUR	15,000	(19,859)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.30%	Pay	3-month LIBOR	8/31/16	USD	53,700	(290,775)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	0.75%	Pay	3-month LIBOR	9/02/16	EUR	10,400	(23,513)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.45%	Pay	3-month LIBOR	9/21/16	USD	16,900	(75,894)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.00%	Pay	3-month LIBOR	10/03/16	USD	1,000	(11,318)
10-Year Interest Rate Swap	Credit Suisse International	Put	2.75%	Pay	3-month LIBOR	1/09/17	USD	2,500	(39,871)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.50%	Pay	3-month LIBOR	1/09/17	USD	4,400	(17,917)
10-Year Interest Rate Swap	BNP Paribas SA	Put	3.50%	Pay	3-month LIBOR	1/09/17	USD	9,300	(37,869)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.55%	Pay	3-month LIBOR	1/09/17	USD	15,000	(55,608)
10-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	3.60%	Pay	3-month LIBOR	1/09/17	USD	4,400	(14,852)

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015	21

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.75%	Pay	3-month LIBOR	1/30/17	USD	4,000	$(68,007)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.75%	Pay	3-month LIBOR	1/30/17	USD	2,000	(34,004)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	2.75%	Pay	3-month LIBOR	1/30/17	USD	6,800	(115,613)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.75%	Pay	3-month LIBOR	1/30/17	USD	2,000	(34,004)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.90%	Pay	3-month LIBOR	2/13/17	USD	6,900	(95,431)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.50%	Pay	3-month LIBOR	2/13/17	USD	3,000	(14,579)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.50%	Pay	3-month LIBOR	2/17/17	USD	3,000	(14,909)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.10%	Pay	3-month LIBOR	3/06/17	USD	1,800	(19,113)
10-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	3.20%	Pay	3-month LIBOR	8/14/17	USD	2,800	(40,263)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.15%	Pay	3-month LIBOR	9/11/17	EUR	10,800	(64,182)
5-Year Interest Rate Swap	Royal Bank of Scotland PLC	Put	1.10%	Pay	3-month LIBOR	9/25/17	EUR	10,000	(68,156)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.20%	Pay	3-month LIBOR	10/02/17	USD	1,200	(23,997)
5-Year Interest Rate Swap	Citibank N.A.	Put	1.00%	Pay	3-month LIBOR	10/23/17	EUR	6,670	(59,017)
5-Year Interest Rate Swap	UBS AG	Put	1.00%	Pay	3-month LIBOR	10/26/17	EUR	12,300	(110,307)
5-Year Interest Rate Swap	Goldman Sachs & Co.	Put	1.00%	Pay	3-month LIBOR	10/30/17	EUR	14,000	(126,633)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.51%	Pay	3-month LIBOR	4/09/18	USD	2,400	(110,146)
Total									$(3,699,535)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.63%[1]	3 Month LIBOR	4/5/16[2]	5/31/20	USD	35,290	$(71,706)
1.66%[1]	3 Month LIBOR	4/5/16[2]	5/31/20	USD	37,260	(121,026)
2.12%[1]	3 Month LIBOR	N/A	11/27/25	USD	920	(4,453)
2.26%[1]	3 Month LIBOR	N/A	11/10/25	USD	4,400	(78,958)
2.56%[1]	3 Month LIBOR	3/31/16[2]	5/15/41	USD	4,830	(25,212)
2.17%[3]	3 Month LIBOR	N/A	11/20/25	USD	1,200	11,246
2.17%[3]	3 Month LIBOR	N/A	11/20/25	USD	800	7,645
0.80%[3]	6 Month EURIBOR	12/10/15[2]	8/15/24	EUR	8,040	83,424
0.79%[3]	6 Month EURIBOR	3/10/16[2]	2/15/25	EUR	8,000	6,189
Total						$(192,851)

[1] Trust pays the fixed rate and receives the floating rate.
[2] Forward swap.
[3] Trust pays the floating rate and receives the fixed rate.

22	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaps

Trust Pays	Trust Receives	Counterparty	Effective Date		Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation
SIFMA Municipal Swap Weekly Yield Index	3-Month LIBOR	JPMorgan Chase Bank N.A	9/26/17	[1]	9/26/19	USD	21,000	$95,939	—	$95,939
SIFMA Municipal Swap Weekly Yield Index	3-Month LIBOR	JPMorgan Chase Bank N.A	1/30/17	[1]	1/30/25	USD	2,500	34,720	—	34,720
SIFMA Municipal Swap Weekly Yield Index	3-Month LIBOR	JPMorgan Chase Bank N.A	5/19/25	[1]	5/19/35	USD	5,000	19,604	—	19,604
SIFMA Municipal Swap Weekly Yield Index	3-Month LIBOR	JPMorgan Chase Bank N.A	5/21/25	[1]	5/21/35	USD	2,500	18,778	—	18,778
SIFMA Municipal Swap Weekly Yield Index	3-Month LIBOR	Citibank N.A.	6/09/25	[1]	6/09/35	USD	1,500	11,799	—	11,799
SIFMA Municipal Swap Weekly Yield Index	3-Month LIBOR	Citibank N.A.	6/09/25	[1]	6/09/35	USD	1,500	12,186	—	12,186
Total										$193,026

[1] Forward swap.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation
The New York Times Co.	1.00%	Barclays Bank PLC	12/20/16	USD	3,600	$(34,407)	$53,191	$(87,598)
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(6)	6	(12)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(6)	6	(12)
Total						$(34,419)	$53,203	$(87,622)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation
MetLife, Inc.	1.00%	Morgan Stanley Capital Services LLC	9/20/16	A-	USD	1,810	$12,561	$(24,022)	$36,583
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	1,460	10,132	(19,759)	29,891
MetLife, Inc.	1.00%	Morgan Stanley Capital Services LLC	9/20/16	A-	USD	550	3,817	(6,510)	10,327
MetLife, Inc.	1.00%	Goldman Sachs Bank USA	9/20/16	A-	USD	1,000	6,939	(13,173)	20,112
MetLife, Inc.	1.00%	Credit Suisse International	9/20/16	A-	USD	1,080	7,495	(15,985)	23,480
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	A-	USD	595	5,232	(9,155)	14,387
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	A-	USD	575	5,064	(9,654)	14,718
Total							$51,240	$(98,258)	$149,498

[1] Using Standard & Poor’s (“S&P’s”) rating of the issuer.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015	23

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Portfolio Abbreviations

ADS	American Depositary Shares
AUD	Australian Dollar
CAB	Capital Appreciation Bonds
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
MBS	Mortgage-Backed Security
NZD	New Zealand Dollar
OTC	Over-the-Counter
RB	Revenue Bonds
USD	U.S. Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

24	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$87,005,227	$20,696,557	$107,701,784
Corporate Bonds	—	490,650,262	5,665,230	496,315,492
Floating Rate Loan Interests	—	1,771,772	1,535,189	3,306,961
Foreign Agency Obligations	—	15,803,124	—	15,803,124
Municipal Bonds[1]	—	24,146,924	—	24,146,924
Non-Agency Mortgage-Backed Securities	—	124,199,263	6	124,199,269
Preferred Securities	$13,724,553	99,233,521	—	112,958,074
U.S. Government Sponsored Agency Securities	—	74,379,351	322	74,379,673
U.S. Treasury Obligations	—	82,013,784	—	82,013,784
Short-Term Securities	4,329,218	—	—	4,329,218
Options Purchased:
Interest Rate Contracts	—	702,761	—	702,761

Total	$18,053,771	$999,905,989	$27,897,304	$1,045,857,064

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$149,498	—	$149,498
Foreign currency exchange contracts	—	320,726	—	320,726
Interest rate contracts	$533,750	301,530	—	835,280
Liabilities:
Credit contracts	—	(87,622)	—	(87,622)
Foreign currency exchange contracts	—	(72,123)	—	(72,123)
Interest rate contracts	(1,019,176)	(4,000,890)	—	(5,020,066)

Total	$(485,426)	(3,388,881)	—	$(3,874,307)

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015	25

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$11,487	—	—	$11,487
Cash pledged for centrally cleared swaps	1,166,940	—	—	1,166,940
Cash pledged as collateral for OTC derivatives	4,160,000	—	—	4,160,000
Cash pledged as collateral for reverse repurchase agreements	2,396,000	—	—	2,396,000
Cash pledged for financial futures contracts	2,909,970	—	—	2,909,970
Foreign currency at value	363,502	—	—	363,502
Liabilities:
Reverse repurchase agreements	—	(299,452,268)	—	(299,452,268)

Total	$11,007,899	$(299,452,268)	—	$(288,444,369)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2015	$22,613,310	$5,716,325	—	$8	$357	$28,330,000
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Accrued discounts/premiums	(49,300)	—	—	—	—	(49,300)
Net realized gain (loss)	(97,569)	—	—	1	1	(97,567)
Net change in unrealized appreciation (depreciation)[1,2]	(255,984)	(51,095)	$(86,433)	(2)	(35)	(393,549)
Purchases	—	—	1,621,622	—	—	1,621,622
Sales	(1,513,900)	—	—	(1)	(1)	(1,513,902)

Closing Balance, as of November 30, 2015	$20,696,557	$5,665,230	$1,535,189	$6	322	$27,897,304

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2015[2]	$(239,108)	$(51,095)	$(86,432)	$(1)	$(35)	$(376,671)

[1] Included in the related net change in unrealized appreciation (depreciation).

[2]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments held as of November 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could results in a significantly lower or higher value of such Level 3 instruments.

26	BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date:	January 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Bond Trust

Date:	January 22, 2016